Other Income, Net (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other Income and Expenses [Abstract]
Equity component, allowance for funds used during construction	$ 42	$ 32	$ 81	$ 62
Non-service component of net periodic benefit cost	20	18	39	36
Gain (loss) on derivatives, net	19	(1)	32	(6)
Interest income	10	16	22	32
Equity income	1	(1)	7	4
Other	13	1	15	10
Other income, net	$ 105	$ 65	$ 196	$ 138